Goodwill and Other Intangible Assets - Schedule of Finite-Lived Assets (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 66.1	$ 63.0
Accumulated Amortization	(20.2)	(17.2)
Net Carrying Amount	45.9	45.8
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	55.2	51.4
Accumulated Amortization	(9.3)	(6.4)
Net Carrying Amount	45.9	45.0
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10.9	11.6
Accumulated Amortization	(10.9)	(10.8)
Net Carrying Amount	$ 0.0	$ 0.8